Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
IFRS Statement [Line Items]
Net income	[1]	$ 3,545	$ 2,248	$ 10,517	$ 6,752
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses)	[1]	14	461	119	188
Reclassification to earnings of net losses (gains)	[1]	(22)	(5)	(50)	(4)
Reclassification to earnings of changes in allowance for credit losses	[1]		(5)	(2)	1
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	(8)	451	67	185
Net change in unrealized foreign currency translation gains (losses) on investments in foreign operations, net of hedging activities
Unrealized gains (losses)	[1]	1,264	(3,240)	(5,383)	1,296
Net gains (losses) on hedges	[1]	(425)	992	1,725	(431)
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	839	(2,248)	(3,658)	865
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses)	[1]	806	(198)	(563)	3,944
Reclassification to earnings of losses (gains)	[1]	(597)	334	21	(1,068)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	209	136	(542)	2,876
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	84	(525)	1,300	(668)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	124	16	393	(190)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	[1]	2	(20)	37	(69)
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	210	(529)	1,730	(927)
Total other comprehensive income (loss), net of income taxes	[1]	1,506	(2,188)	(2,973)	3,058
Total comprehensive income (loss)	[1]	5,051	60	7,544	9,810
Income Tax Provisions (Recoveries) in the Interim Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on financial assets at fair value through other comprehensive income		82	142	(159)	84
Less: Reclassification to earnings of net losses (gains) in respect of financial assets at fair value through other comprehensive income		8		14
Reclassification to earnings of changes in allowance for credit losses on financial assets at fair value through other comprehensive income			(1)
Unrealized gains (losses) on investments in foreign operations
Net gains (losses) on hedges of investments in foreign operations		(151)	356	611	(154)
Change in gains (losses) on derivatives designated as cash flow hedges		336	(217)	(593)	1,487
Less: Reclassification to earnings of losses (gains) on cash flow hedges		263	(260)	(401)	489
Actuarial gains (losses) on employee benefit plans		30	(187)	463	(238)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		43	6	139	(70)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss		1	(7)	13	(25)
Total income taxes		70	352	861	595
Common shares [member]
Attributable to:
Comprehensive income (loss), attributable to shareholders		4,995	(8)	7,358	9,607
Preferred shares and other equity instruments [member]
Attributable to:
Comprehensive income (loss), attributable to shareholders		56	68	186	203
Schwab and TD Ameritrade [member]
Net change in gains (losses) on derivatives designated as cash flow hedges
Share of other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]	$ 256	$ 2	$ (570)	$ 59

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.